Fair Value Measurements - Non-Recurring Basis (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Assets measured at fair value on a non-recurring basis
Debt carried at Fair Value under the Fair Value Option	$ 0
Fair Value, Measurements, Nonrecurring [Member]
Assets measured at fair value on a non-recurring basis
Assets at fair value	18,000,000		$ 19,000,000
Total impairment charges	2,000,000	$ 1,000,000
Fair Value, Measurements, Nonrecurring [Member] | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	10,000,000		11,000,000
Impairment of Real Estate	1,000,000	1,000,000
Fair Value, Measurements, Nonrecurring [Member] | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets at fair value	8,000,000		8,000,000
Impairment of Real Estate	1,000,000	0
Fair Value, Measurements, Nonrecurring [Member] | Level 1
Assets measured at fair value on a non-recurring basis
Assets at fair value	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 1 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 1 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets at fair value	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 2
Assets measured at fair value on a non-recurring basis
Assets at fair value	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets at fair value	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 3
Assets measured at fair value on a non-recurring basis
Assets at fair value	18,000,000		19,000,000
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	10,000,000		11,000,000
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets at fair value	$ 8,000,000		$ 8,000,000
Not qualified for disclosure, due to less than $1 million [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Impairment of Real Estate		$ 1,000,000